Investment (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Investments
Total investments	$ 3		$ 51	$ 24,415
Corporate Debt Securities | Fixed interest rate
Investments
Acquisition cost			21	24,396
Accrued interest			$ 30	$ 19

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3